ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses Details
Accounts payable	$ 1,547,478	$ 159,118
Accrued officers' salary	60,000	75,000
Accrued interest	304,362	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits		10,000
ACCOUNTS PAYABLE AND ACCRUED EXPENSES	$ 1,969,690	$ 377,376